Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details)	Dec. 31, 2025
Building [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Estimated Residual Value	5.00%
Building [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Useful Life	20 years
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Useful Life	50 years
Motor vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Useful Life	10 years
Estimated Residual Value	5.00%
Furniture and equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Estimated Residual Value	5.00%
Furniture and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Useful Life	3 years
Furniture and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Useful Life	5 years
Office improvements [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Estimated Residual Value	0.00%
Office improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Useful Life	3 years
Office improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details) [Line Items]
Useful Life	5 years